CAPITAL STOCK (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Equity [Abstract]
Number of nonvested shares outstanding at beginning	185,000	100,000	499,216
Fair value of nonvested shares outstanding at beginning	$ 257,000
Weighted- average grant date value, outstanding at beginning	$ 1.79
Non-vested shares granted		185,000
Fair value of non-vested shares granted		$ 331,000
Weighted- average grant date value, non-vested shares granted		$ 1.79
Vested			(169,983)
Fair value of vested shares	$ (32,000)	$ (74,000)
Weighted- average grant date value, vested
Expired/forfeited		(100,000)	(229,233)
Fair value of expired/forfeited shares
Weighted- average grant date value, expired/forfeited
Vested			169,983
Number of nonvested shares, outstanding at end	185,000	185,000	100,000
Fair value of nonvested shares, outstanding at end	$ 225,000	$ 257,000
Weighted- average grant date value, outstanding at end	$ 1.79	$ 1.79